Line of Credit (Detail Textuals)	0 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended				3 Months Ended	2 Months Ended	3 Months Ended			3 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2013 Series E Preferred Stock [Member] USD ($)	Dec. 31, 2013 Line of credit USD ($)	Dec. 31, 2012 Line of credit USD ($)	Mar. 31, 2014 Silicon Valley Bank ("SVB") USD ($)	Dec. 31, 2013 Silicon Valley Bank ("SVB") USD ($)	Mar. 31, 2014 Silicon Valley Bank ("SVB") Line of credit USD ($)	Feb. 27, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Mar. 31, 2014 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Mar. 31, 2014 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Mar. 31, 2014 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Dec. 31, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Jun. 04, 2012 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Aug. 16, 2013 Forbearance Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)
Line of Credit Facility [Line Items]
Aggregate amount of credit facility												$ 10,000,000	$ 10,000,000		$ 200,000			200,000
Outstanding balance on the line of credit	4,100,000			3,900,000				3,900,000	3,700,000			3,700,000	3,900,000	3,300,000		0	0
Annual Interest Rate											3.75%		7.00%		4.50%	4.50%	4.50%
Annual interest rate, Additional percentage												7.00%			1.50%	1.50%	1.50%
Availability under the line of credit				3,300,000				2,800,000					2,800,000
Terms of the BDC loan agreement, description											On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 10), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank's prime rate and 5) other various terms and provisions.
Additional term loan											1,000,000
Interest expense for the lines of credit, including amortization of deferred financing costs		97,000	73,000			362,000	375,000
Minimum Tangible Net Worth					(9,700,000)					8,700,000									(9,700,000)
Percentage of additional capital raises in tangible net worth										50.00%									50.00%
Line of credit facility, expiration date											Feb. 28, 2015	Feb. 28, 2015
Gross proceeds					4,100,000
Minimum tangible net worth's pro forma effect in capital raise	300,000	500,000		800,000
Minimum tangible net worth requirement				(9,700,000)	(8,700,000)
Additional paid in capital, preferred stock				$ 1,500,000	$ 875,000